Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 91.8%
Communication Services 18.3%
Altice Financing SA, 144A, 5.75%, 8/15/2029		750,000	574,411
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	997,694
144A, 5.125%, 1/15/2029 (b)		954,000	822,825
144A, 5.5%, 1/15/2028		1,295,000	1,150,931
144A, 8.125%, 2/1/2027		475,000	440,194
AMC Networks, Inc., 144A, 10.5%, 7/15/2032		775,000	788,562
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028		555,000	529,680
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	720,428
144A, 4.75%, 3/1/2030		650,000	617,626
144A, 5.0%, 2/1/2028		1,600,000	1,570,050
Clear Channel Outdoor Holdings, Inc.:
144A, 7.75%, 4/15/2028 (b)		735,000	694,056
144A, 7.875%, 4/1/2030		530,000	545,798
CommScope LLC, 144A, 4.75%, 9/1/2029		370,000	359,288
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		715,000	700,156
Connect Finco SARL, 144A, 9.0%, 9/15/2029		500,000	504,905
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		560,000	567,539
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		3,180,000	2,137,725
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		1,435,000	1,427,112
144A, 8.875%, 2/1/2030		280,000	272,633
DISH DBS Corp., 144A, 5.75%, 12/1/2028		2,060,000	1,840,810
DISH Network Corp., 144A, 11.75%, 11/15/2027		1,285,000	1,338,252
EchoStar Corp.:
6.75%, 11/30/2030 PIK		1,130,466	1,071,116
10.75%, 11/30/2029		915,000	964,181
EW Scripps Co., 144A, 9.875%, 8/15/2030 (c)		159,000	158,006
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,794,014
Gray Media, Inc., 144A, 7.25%, 8/15/2033		383,000	380,986
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		185,000	139,948
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028 (b)		400,000	330,541
Iliad Holding SASU, 144A, 7.0%, 10/15/2028		1,555,000	1,578,317
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		1,140,000	1,035,975
144A, 4.875%, 6/15/2029		500,000	468,750
144A, 6.875%, 6/30/2033		326,000	330,354
Match Group Holdings II LLC, 144A, 3.625%, 10/1/2031		645,000	577,139
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	482,128	550,619
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		1,147,000	1,192,232
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		255,000	226,382
TEGNA, Inc.:
4.625%, 3/15/2028		905,000	878,499
5.0%, 9/15/2029		530,000	509,455
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	370,789
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,579,859

Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		1,450,000	1,489,610
144A, 9.375%, 8/1/2032		249,000	258,363
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,654,046
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		810,000	738,016
Vodafone Group PLC, 7.0%, 4/4/2079		3,440,000	3,594,776
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	610,000	635,255
Warnermedia Holdings, Inc., Series WI, 4.054%, 3/15/2029		550,000	517,484
Windstream Services LLC, 144A, 8.25%, 10/1/2031		921,000	964,186
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		460,000	436,942
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		560,000	596,120
Ziggo BV, 144A, 4.875%, 1/15/2030		1,555,000	1,436,464
			46,059,099
Consumer Discretionary 14.7%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		855,000	824,685
144A, 4.0%, 10/15/2030		3,425,000	3,173,305
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	1,055,000	1,214,684
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	363,603
Advance Auto Parts, Inc., 144A, 7.0%, 8/1/2030 (c)		584,000	586,972
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	914,205
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		590,000	535,329
Avis Budget Car Rental LLC, 144A, 8.375%, 6/15/2032		485,000	500,330
Avis Budget Finance PLC:
REG S, 7.0%, 2/28/2029	EUR	740,000	865,853
REG S, 7.25%, 7/31/2030	EUR	135,000	158,058
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032		697,000	718,249
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,221,356
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,361,876
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,351,000	1,286,823
Carnival Corp.:
144A, 5.75%, 3/1/2027		76,000	76,758
144A, 5.75%, 3/15/2030		1,444,000	1,464,659
144A, 5.875%, 6/15/2031		2,620,000	2,659,300
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		999,185	1,188,201
Forvia SE:
REG S, 2.75%, 2/15/2027	EUR	420,000	476,265
REG S, 5.5%, 6/15/2031	EUR	425,000	496,495
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		650,000	611,416
Marriott Ownership Resorts, Inc., 4.75%, 1/15/2028		255,000	248,811
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		805,000	767,624
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		465,000	368,732
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	910,000	1,125,582
NCL Corp. Ltd., 144A, 6.75%, 2/1/2032		1,369,000	1,406,128
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027		800,000	780,436
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		480,000	500,201
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	540,000	647,179
Punch Finance PLC, 144A, 7.875%, 12/30/2030	GBP	300,000	405,054
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032		394,000	405,731
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,579,000	1,714,170
144A, 5.125%, Perpetual		810,000	797,024
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	848,086
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		366,000	358,675
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,233,000	1,156,137
144A, 12.75%, 1/15/2030		180,000	125,904

Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	495,000	614,520
Tenneco, Inc., 144A, 8.0%, 11/17/2028		460,000	456,571
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,010,000	1,068,422
Wayfair LLC, 144A, 7.75%, 9/15/2030		270,000	276,722
Whirlpool Corp., 6.5%, 6/15/2033		377,000	371,488
ZF Europe Finance BV, REG S, 2.0%, 2/23/2026	EUR	600,000	677,648
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		225,000	214,113
144A, 6.875%, 4/14/2028		950,000	948,248
			36,981,628
Consumer Staples 2.4%
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		365,000	326,409
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		296,000	312,803
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029		920,000	766,699
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		675,000	704,437
Opal Bidco SAS, 144A, 6.5%, 3/31/2032		550,000	555,520
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		515,000	487,354
TreeHouse Foods, Inc., 4.0%, 9/1/2028 (b)		500,000	462,399
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		960,000	941,297
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	955,000	1,083,127
3.2%, 4/15/2030		290,000	281,485
			5,921,530
Energy 13.3%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,731,000	1,813,640
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,148,000	1,167,754
144A, 6.625%, 7/15/2033		1,475,000	1,495,435
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		1,020,000	1,075,387
Buckeye Partners LP, 144A, 6.75%, 2/1/2030		1,224,000	1,267,150
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030		270,000	275,463
144A, 8.75%, 7/1/2031		335,000	339,133
144A, 9.625%, 6/15/2033		874,000	898,978
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029		720,000	711,863
Crescent Energy Finance LLC:
144A, 7.625%, 4/1/2032		865,000	845,285
144A, 8.375%, 1/15/2034		228,000	225,664
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		1,131,000	1,183,990
Genesis Energy LP:
8.0%, 5/15/2033		450,000	466,541
8.25%, 1/15/2029		1,155,000	1,204,664
Global Partners LP:
144A, 7.125%, 7/1/2033		490,000	497,598
144A, 8.25%, 1/15/2032		660,000	692,017
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		529,000	537,601
Harvest Midstream I LP:
144A, 7.5%, 9/1/2028		300,000	303,651
144A, 7.5%, 5/15/2032		295,000	306,633
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	668,947
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030		725,000	744,910
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028		395,000	403,971
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029		1,450,000	1,485,004
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		902,000	884,342
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		1,188,000	1,159,655

NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029		965,000	954,943
144A, 8.375%, 2/15/2032		220,000	215,204
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	965,320
SM Energy Co., 144A, 7.0%, 8/1/2032		502,000	497,091
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		576,000	586,668
Sunoco LP:
4.5%, 5/15/2029		530,000	513,726
4.5%, 4/30/2030		1,450,000	1,390,292
Talos Production, Inc., 144A, 9.375%, 2/1/2031		505,000	514,956
TGNR Intermediate Holdings LLC, 144A, 5.5%, 10/15/2029		420,000	409,129
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030		424,000	443,223
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		501,462	507,802
Transocean, Inc.:
144A, 8.0%, 2/1/2027		600,000	595,541
144A, 8.75%, 2/15/2030		680,000	705,003
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		485,000	423,179
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		740,000	750,371
144A, 9.0%, Perpetual		277,000	277,071
144A, 9.5%, 2/1/2029		210,000	229,022
144A, 9.875%, 2/1/2032		1,090,000	1,176,049
Venture Global Plaquemines LNG LLC:
144A, 6.75%, 1/15/2036		1,023,000	1,052,366
144A, 7.75%, 5/1/2035		442,000	484,638
Vital Energy, Inc., 9.75%, 10/15/2030		280,000	262,659
			33,609,529
Financials 2.4%
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	555,000	659,408
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		355,000	373,332
Burford Capital Global Finance LLC, 144A, 7.5%, 7/15/2033		272,000	273,768
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,289,000	1,342,442
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		308,000	315,015
144A, 9.25%, 2/1/2029		115,000	119,863
goeasy Ltd., 144A, 9.25%, 12/1/2028		930,000	984,375
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		525,000	543,628
Icahn Enterprises LP:
5.25%, 5/15/2027		135,000	131,524
9.75%, 1/15/2029		130,000	131,300
Starwood Property Trust, Inc., 144A, (REIT), 6.0%, 4/15/2030		1,228,000	1,240,057
			6,114,712
Health Care 6.8%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,361,000	1,385,619
Acadia Healthcare Co., Inc., 144A, 7.375%, 3/15/2033		426,000	438,608
Amneal Pharmaceuticals LLC, 144A, 6.875%, 8/1/2032 (c)		380,000	385,693
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		560,000	555,100
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		315,000	223,650
144A, 11.0%, 9/30/2028		780,000	801,450
Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,500,000	1,746,868
REG S, 5.5%, 9/13/2054	EUR	300,000	355,758
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		740,000	697,089
144A, 4.0%, 3/15/2031		840,000	770,827

Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,090,000	912,044
144A, 5.25%, 5/15/2030		300,000	262,433
144A, 5.625%, 3/15/2027		260,000	260,409
144A, 6.0%, 1/15/2029		130,000	123,568
144A, 6.875%, 4/15/2029 (b)		605,000	470,388
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		645,000	584,980
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		300,000	282,000
144A, 8.375%, 2/15/2032		1,083,000	1,152,197
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		790,000	756,090
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,554,666
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		485,000	481,969
RAY Financing LLC, 144A, 6.5%, 7/15/2031	EUR	550,000	644,315
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		870,000	883,830
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		1,260,000	1,425,254
			17,154,805
Industrials 7.6%
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,430,360
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		400,000	366,508
Enviri Corp., 144A, 5.75%, 7/31/2027		730,000	718,029
FTAI Aviation Investors LLC, 144A, 7.0%, 5/1/2031		520,000	539,524
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,230,882
144A, 6.75%, 1/15/2031		1,280,000	1,326,512
Herc Holdings, Inc., 144A, 7.0%, 6/15/2030		2,592,000	2,678,924
Hertz Corp., 144A, 4.625%, 12/1/2026		145,000	131,151
Hillenbrand, Inc., 3.75%, 3/1/2031		1,545,000	1,385,640
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	832,205
Moog, Inc., 144A, 4.25%, 12/15/2027		721,000	704,423
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		815,000	788,741
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,215,394
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		500,000	528,319
Stena International SA, 144A, 7.25%, 1/15/2031		1,205,000	1,224,491
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032		523,000	549,329
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		945,000	956,167
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,765,392
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		860,000	846,008
			19,217,999
Information Technology 4.1%
ams-OSRAM AG, 144A, 12.25%, 3/30/2029		890,000	955,856
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		610,000	649,547
144A, 9.0%, 9/30/2029		1,750,000	1,811,007
CoreWeave, Inc.:
144A, 9.0%, 2/1/2031		371,000	369,418
144A, 9.25%, 6/1/2030		692,000	695,495
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		239,000	249,518
144A, 9.0%, 5/15/2028		280,000	295,099
Kioxia Holdings Corp., 144A, 6.25%, 7/24/2030		835,000	831,906
McAfee Corp., 144A, 7.375%, 2/15/2030		820,000	760,295
Open Text Corp., 144A, 3.875%, 2/15/2028		1,145,000	1,102,073
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,795,000	1,641,329

Rocket Software, Inc., 144A, 6.5%, 2/15/2029		520,000	505,602
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		580,000	546,708
			10,413,853
Materials 14.4%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,420,000	1,480,455
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		1,634,000	1,656,847
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	1,125,000	1,161,533
ASK Chemicals Deutschland Holding GmbH, REG S, 10.0%, 11/15/2029	EUR	375,000	419,756
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,243,935
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	464,872
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		1,563,000	1,592,928
Celanese U.S. Holdings LLC, 7.2%, 11/15/2033		1,345,000	1,404,189
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		569,000	581,149
Chemours Co., 144A, 5.75%, 11/15/2028		2,575,000	2,364,960
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		260,000	230,711
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030		536,000	555,314
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	464,400
144A, 5.625%, 10/15/2028		900,000	753,644
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		2,220,000	2,138,634
First Quantum Minerals Ltd., 144A, 8.0%, 3/1/2033		1,227,000	1,264,328
Fortescue Treasury Pty. Ltd., 144A, 4.375%, 4/1/2031		570,000	534,033
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		500,000	495,945
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,400,000	1,384,569
Inversion Escrow Issuer LLC, 144A, 6.75%, 8/1/2032 (c)		486,000	480,247
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		255,000	237,031
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	792,697
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	204,000	232,470
LABL, Inc., 144A, 9.5%, 11/1/2028		810,000	755,842
Lenzing AG, REG S, 5.75%, Perpetual	EUR	200,000	227,555
Mineral Resources Ltd.:
144A, 8.0%, 11/1/2027		380,000	386,298
144A, 8.125%, 5/1/2027		360,000	361,060
144A, 9.25%, 10/1/2028		375,000	391,932
New Gold, Inc., 144A, 6.875%, 4/1/2032		1,340,000	1,375,154
Novelis Corp., 144A, 4.75%, 1/30/2030		1,500,000	1,436,859
Olin Corp.:
5.0%, 2/1/2030		1,285,000	1,230,700
144A, 6.625%, 4/1/2033		642,000	624,731
Olympus Water U.S. Holding Corp.:
144A, 6.25%, 10/1/2029 (b)		915,000	876,493
144A, 7.25%, 6/15/2031		490,000	500,412
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	353,059
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		690,000	669,968
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,655,000	1,645,838
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,280,000	1,336,491
Toucan FinCo Ltd., 144A, 9.5%, 5/15/2030		570,000	583,626
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	433,267
Tronox, Inc., 144A, 4.625%, 3/15/2029		1,350,000	1,050,313
			36,174,245
Real Estate 2.8%
Heimstaden Bostad AB, REG S, 2.625%, Perpetual	EUR	800,000	875,550
Iron Mountain U.K. PLC, REG S, 3.875%, 11/15/2025	GBP	1,865,000	2,447,634
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		250,000	245,683

MPT Operating Partnership LP:
5.0%, 10/15/2027 (b)		690,000	633,008
144A, 8.5%, 2/15/2032		949,000	986,396
Rithm Capital Corp., 144A, (REIT), 8.0%, 7/15/2030		771,000	784,901
Uniti Group LP:
144A, (REIT), 6.5%, 2/15/2029		850,000	826,895
144A, (REIT), 8.625%, 6/15/2032		263,000	266,754
			7,066,821
Utilities 5.0%
ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/2030		1,450,000	1,486,250
Edison International, 8.125%, 6/15/2053 (b)		505,000	495,191
EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	972,475
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,636,036
144A, 9.125%, Perpetual		530,000	607,314
Enel SpA, REG S, 1.875%, Perpetual	EUR	1,600,000	1,637,843
Lightning Power LLC, 144A, 7.25%, 8/15/2032		1,365,000	1,427,064
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		450,000	411,935
144A, 3.875%, 2/15/2032		705,000	644,083
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	615,622
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		264,668	260,023
Vistra Corp., 144A, 7.0%, Perpetual		1,260,000	1,272,301
			12,466,137
Total Corporate Bonds (Cost $227,121,647)			231,180,358

Convertible Bonds 0.6%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $1,545,790)		1,595,000	1,529,286

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (Cost $1,399,113)		1,380,000	1,399,137

Loan Participations and Assignments 2.4%
Senior Loans (e)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.318%, 10/31/2027		847,646	740,419
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 10.208%, 6/30/2028		244,387	247,901
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.343%, 2/1/2029		722,200	723,157
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.443%, 12/1/2028		467,480	467,610
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.821%, 4/16/2029		2,245,532	2,236,763
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.103%, 8/1/2030		1,690,142	1,693,582
Total Loan Participations and Assignments (Cost $6,075,445)			6,109,432

	Shares	Value ($)

Exchange-Traded Funds 2.0%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	35,000	1,359,400
SPDR Portfolio High Yield Bond ETF	154,143	3,653,189
Total Exchange-Traded Funds (Cost $4,847,393)		5,012,589

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	2,068

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)	1,219	2,019

Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h) (Cost $7,436,091)	7,436,091	7,436,091

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37% (g) (Cost $3,842,321)	3,842,321	3,842,321

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $252,507,083)	101.8	256,513,301
Other Assets and Liabilities, Net	(1.8)	(4,652,660)
Net Assets	100.0	251,860,641
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h)
2,618,062	4,818,029 (i)	—	—	—	94,936	—	7,436,091	7,436,091
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37% (g)
13,287,462	153,976,051	163,421,192	—	—	189,222	—	3,842,321	3,842,321
15,905,524	158,794,080	163,421,192	—	—	284,158	—	11,278,412	11,278,412

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $7,163,097, which is 2.8% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	27,509,114	USD	31,792,448	8/29/2025	336,653	State Street Bank and Trust δ
GBP	2,188,373	USD	2,915,436	8/29/2025	24,519	State Street Bank and Trust δ
Total unrealized appreciation					361,172

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	957,290	EUR	834,692	8/29/2025	(2,846)	State Street Bank and Trust δ

δ	U.S Treasury Notes with a value of $868,881 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$231,180,358	$—	$231,180,358
Convertible Bonds	—	1,529,286	—	1,529,286
Government & Agency Obligations	—	1,399,137	—	1,399,137
Loan Participations and Assignments	—	6,109,432	—	6,109,432
Exchange-Traded Funds	5,012,589	—	—	5,012,589
Common Stocks	2,068	—	—	2,068
Warrants	—	—	2,019	2,019
Short-Term Investments (a)	11,278,412	—	—	11,278,412
Derivatives (b)
Forward Foreign Currency Contracts	—	361,172	—	361,172
Total	$16,293,069	$240,579,385	$2,019	$256,874,473

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(2,846)	$—	$(2,846)
Total	$—	$(2,846)	$—	$(2,846)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGHIF-PH3